Prospectus Supplement — October 1, 2012 to the Prospectus of Columbia Equity Value Fund, as supplemented

Effective October 31, 2012, information with respect to Class R3 shares (effective October 31, 2012, known as Class R4 shares) found in the Annual Fund Operating Expenses table and Example in the Fees and Expenses of the Fund section in the Summary of the Fund is hereby replaced with the following:

Annual Fund Operating Expenses(a) (expenses that you pay each year as a percentage of the value of your investment)

Class R4
Management fees	0.65%

Distribution and/or service (12b-1) fees	0.00%

Other expenses	0.36%

Total annual fund operating expenses	1.01%

Less: Fee waiver/expense reimbursement(b)	(0.08%)

Total annual fund operating expenses after fee waiver/expense reimbursement(b)	0.93%

(a)	Expense ratios have been adjusted to reflect current fees.
(b)	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until October 31, 2013, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, net operating expenses will not, subject to applicable exclusions, exceed the annual rate of 0.93% for Class R4.

Example

Class	1 year	3 years	5 years	10 years
Class R4	$95	$314	$551	$1,234